787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 22, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock World Income Fund, Inc.
(File No. 33-42681 and File No. 811-5603)

Ladies and Gentlemen:

On behalf of BlackRock World Income Fund, Inc. (the “Fund”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated April 27, 2012 for the Fund filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 2, 2012. The purpose of the filing is to submit the 497(c) filing dated May 2, 2012 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC